BANK AND OTHER BORROWINGS	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
BANK AND OTHER BORROWINGS

18.	BANK AND OTHER BORROWINGS

Bank and other borrowings as of June 30, 2025 and 2026 were as follows:

			Maturity	Interest rate range as of June 30,		Balance as of June 30,
Lender	Type	Currency	date	2025	2026	2025	2026	2026
						JPY’000	JPY’000	US$’000
Resona Bank (a) (c) (e)	Term loan	JPY	July 31, 2054	0.48% - 1.45%	0.40% -1.79%	648,753	146,305	900
Osaka Shinkin Bank (a) (b) (f)	Term loan	JPY	August 20, 2033	1.00% -2.20%	1.00% -2.45%	119,983	116,733	717
Japan Finance Corporation	Term loan	JPY	May 10, 2033	0.21% -1.36%	0.4% -1.36%	81,480	62,280	383
Sumitomo Mitsui Banking Corporation (d)	Term loan	JPY	October 01, 2029	1.07% -1.88%	1.63% -2.13%	22,959	17,571	108
Osaka Shoko Shinkin Bank (a) (d)	Term loan	JPY	December 25, 2026	1.00% -1.40%	1.00% -1.65%	9,666	2,872	18
Total						882,841	345,761	2,126
Less: non-current portion						(766,691)	(260,477)	(1,602)
Current portion						116,150	85,284	524

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note:

(a)	The banking facilities were secured by personal guarantee of Mr. Otsuki.

(b)	The banking facilities, amounting to JPY119,983 thousand and JPY 95,015 thousand, as of June 30, 2025 and 2026, respectively, were guaranteed by Credit Guarantee Corporation of Osaka, which is a public institution that support small and medium enterprises by serving as guarantors.

(c)	The banking facilities, amounting to JPY252,272 thousand and JPY78,794 thousand, as of June 30, 2025 and 2026, respectively, were guaranteed by Credit Guarantee Corporation of Osaka.

(d)	The banking facilities were guaranteed by Credit Guarantee Corporation of Osaka.

(e)	Two borrowings with an aggregate principal amount of JPY628,300 thousand were early repaid during the year.
(f)	One borrowing with principal amount of JPY10,000 thousand was fully repaid at its maturity dates, another borrowing with principal amount of JPY10,000 thousand was early repaid during the year.